OTHER RECEIVABLES, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER RECEIVABLES, NET
Provision for doubtful accounts of other receivables	$ 53,300	¥ 348,199	¥ 62,625